Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2014 $	December 31, 2013 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	544,969	743,494
Norwegian Kroner Bonds due through 2019	389,157	312,947
U.S. Dollar-denominated Term Loans due through 2018	158,547	188,854
U.S. Dollar-denominated Term Loans due through 2023	850,433	949,531
U.S. Dollar Non-Public Bond due through 2017	26,819	—
U.S. Dollar Bonds due through 2023	466,098	174,150

Total	2,436,023	2,368,976
Less current portion	258,014	806,009

Long-term portion	2,178,009	1,562,967